Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Series A convertible redeemable preferred shares, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001
Series A convertible redeemable preferred shares, authorized			15,750
Series A convertible redeemable preferred shares, issued			15,750
Series A convertible redeemable preferred shares, outstanding			15,750
Class A Ordinary Shares
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary Shares, authorized	[1]	100,000,000	100,000,000
Ordinary Shares, issued	[1]	24,871,433	24,871,433
Ordinary Shares, outstanding	[1]	24,871,433	24,871,433
Class B Ordinary Shares
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary Shares, authorized	[1]	500,000,000	500,000,000
Ordinary Shares, issued	[1]	17,247,383	13,443,801
Ordinary Shares, outstanding	[1]	17,247,383	13,443,801

[1]	Shares are presented on a retroactive basis to reflect the reverse recapitalization.